Revenue - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2028 TWD ($)	Dec. 31, 2027 TWD ($)	Dec. 31, 2026 TWD ($)
Revenue From Contract With Customer [Line Items]
Amortization of incremental costs of obtaining contracts	$ 945	$ 30	$ 906	$ 856
Telecommunications Business [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations	45,355
Remaining performance obligations, timing of satisfaction			The Company expects to recognize such revenue of $26,158 million, $13,978 million and $5,219 million in 2026, 2027 and 2028, respectively.
Telecommunications Business [Member] | Year 1 [Member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations							$ 26,158
Telecommunications Business [Member] | Later than one year and not later than two years [member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations						$ 13,978
Telecommunications Business [Member] | Later than two years and not later than three years [member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations					$ 5,219
Project Business [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations	$ 47,078
Remaining performance obligations, timing of satisfaction	The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $23,571 million, $13,431 million and $10,076 million in 2026, 2027 and 2028, respectively.	The Company recognizes revenues when the project business contract is completed and accepted by customers. The Company expects to recognize such revenue of $23,571 million, $13,431 million and $10,076 million in 2026, 2027 and 2028, respectively.
Project Business [Member] | Year 1 [Member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations							$ 23,571
Project Business [Member] | Later than one year and not later than two years [member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations						$ 13,431
Project Business [Member] | Later than two years and not later than three years [member] | Forecast [Member]
Revenue From Contract With Customer [Line Items]
Transaction price allocated to performance obligations					$ 10,076